Income Taxes - Significant Components of Deferred Tax Assets Net of Deferred Tax Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Inventory and long-term contract methods of income recognition	$ (5,115)	$ (4,369)
Research expenditures	2,873	1,464
Fixed assets, intangibles and goodwill	(1,566)	(1,641)
Pension benefits	1,178	1,146
Other employee benefits	1,162	1,095
Accrued expenses and reserves	956	933
Other postretirement benefit obligations	590	660
737 MAX customer concessions and other considerations	310	425
Other	304	179
Gross deferred tax assets/(liabilities) before valuation allowance	4,380	2,995
Valuation allowance	(4,550)	(3,162)
Net deferred tax assets/(liabilities)	(170)	(167)
Federal Tax Authority
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Federal and state net operating loss, credit, interest and other carryovers	2,551	2,082
Deferred tax asset for net operating loss and credit carryovers each year through December 31, 2043	1,224
Deferred tax asset for net operating loss and credit carryovers indefinitely	1,327
State Tax Authority
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Federal and state net operating loss, credit, interest and other carryovers	1,137	$ 1,021
Deferred tax asset for net operating loss and credit carryovers each year through December 31, 2043	575
Deferred tax asset for net operating loss and credit carryovers indefinitely	$ 562